Schedule of Investments (unaudited)
February 28, 2023
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
General Dynamics Corp.	98,487	$ 22,446,172
HEICO Corp., Class A	18,580	2,418,187
Lockheed Martin Corp.	10,373	4,919,499
		29,783,858
Airlines — 0.2%
Southwest Airlines Co.	158,691	5,328,844
Auto Components — 0.4%
BorgWarner, Inc.	54,278	2,729,098
Lear Corp.	57,185	7,985,885
		10,714,983
Automobiles — 2.0%
Ford Motor Co.	43,171	521,074
General Motors Co.	384,322	14,888,635
Tesla, Inc.(a)	192,606	39,620,980
		55,030,689
Banks — 2.7%
Bank of America Corp.	485,035	16,636,701
Citigroup, Inc.	198,076	10,040,472
Huntington Bancshares, Inc.	77,004	1,179,701
KeyCorp	22,846	417,853
Pinnacle Financial Partners, Inc.	27,199	2,015,174
PNC Financial Services Group, Inc.	8,057	1,272,361
Regions Financial Corp.	212,695	4,960,047
SVB Financial Group(a)	3,832	1,104,038
U.S. Bancorp	331,739	15,833,903
Wells Fargo & Co.	459,088	21,471,546
		74,931,796
Beverages — 2.6%
Brown-Forman Corp., Class B, NVS	198,131	12,852,758
Coca-Cola Co.	121,004	7,200,948
Coca-Cola Europacific Partners PLC	13,393	736,615
PepsiCo, Inc.	288,749	50,106,614
		70,896,935
Biotechnology — 1.1%
AbbVie, Inc.	11,867	1,826,331
Amgen, Inc.	70,739	16,387,397
Biogen, Inc.(a)	8,373	2,259,538
BioMarin Pharmaceutical, Inc.(a)	17,002	1,693,229
Blueprint Medicines Corp.(a)	8,580	363,534
Gilead Sciences, Inc.	72,519	5,839,955
Horizon Therapeutics PLC(a)	16,451	1,801,220
Neurocrine Biosciences, Inc.(a)	6,820	703,142
Vertex Pharmaceuticals, Inc.(a)	2,609	757,367
		31,631,713
Building Products — 0.7%
Allegion PLC	47,776	5,384,833
Builders FirstSource, Inc.(a)	35,184	2,982,900
Johnson Controls International PLC	52,849	3,314,689
Masterbrand, Inc.(a)	45,768	445,780
Owens Corning	16,919	1,654,509
Trane Technologies PLC	23,466	4,340,506
		18,123,217
Capital Markets — 2.1%
Bank of New York Mellon Corp.	533,289	27,133,744
Carlyle Group, Inc.	87,091	2,995,931
Cboe Global Markets, Inc.	50,869	6,418,142
CME Group, Inc., Class A	72,980	13,527,573
Security	Shares	Value
Capital Markets (continued)
Coinbase Global, Inc., Class A(a)(b)	24,599	$ 1,594,753
LPL Financial Holdings, Inc.	22,688	5,662,017
Tradeweb Markets, Inc., Class A	29,900	2,119,611
		59,451,771
Chemicals — 2.1%
Corteva, Inc.	215,540	13,425,987
Ecolab, Inc.	197,649	31,499,321
FMC Corp.	75,439	9,742,947
Sherwin-Williams Co.	14,511	3,212,010
		57,880,265
Commercial Services & Supplies — 0.7%
Cintas Corp.	31,583	13,848,198
Republic Services, Inc.	29,601	3,816,457
Tetra Tech, Inc.	4,737	648,448
		18,313,103
Communications Equipment — 0.2%
Juniper Networks, Inc.	198,999	6,125,189
Construction & Engineering — 0.6%
AECOM	178,240	15,392,806
Consumer Finance — 1.9%
Ally Financial, Inc.	17,593	528,670
American Express Co.	235,960	41,054,680
Capital One Financial Corp.	40,755	4,445,555
Synchrony Financial	228,350	8,154,379
		54,183,284
Distributors — 0.7%
Genuine Parts Co.	105,148	18,596,475
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(a)	31,162	9,510,019
Voya Financial, Inc.	63,807	4,752,984
		14,263,003
Diversified Telecommunication Services — 0.4%
AT&T Inc.	183,018	3,460,870
Verizon Communications, Inc.	198,159	7,690,551
		11,151,421
Electric Utilities — 0.2%
Evergy, Inc.	86,340	5,077,655
Electrical Equipment — 0.7%
AMETEK, Inc.	3,337	472,386
Eaton Corp. PLC	110,964	19,410,932
		19,883,318
Electronic Equipment, Instruments & Components — 0.8%
Flex Ltd.(a)	954,382	21,721,734
TE Connectivity Ltd.	11,290	1,437,443
		23,159,177
Energy Equipment & Services — 0.1%
Halliburton Co.	76,418	2,768,624
Entertainment — 0.5%
Live Nation Entertainment, Inc.(a)	40,809	2,940,696
ROBLOX Corp., Class A(a)	95,512	3,499,560
Roku, Inc.(a)(b)	28,945	1,872,452
Spotify Technology SA(a)	36,161	4,205,524
Warner Bros Discovery, Inc.(a)	67,027	1,046,962
		13,565,194
Equity Real Estate Investment Trusts (REITs) — 3.1%
Brixmor Property Group, Inc.	196,730	4,453,967

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	361,447	$ 22,597,666
Park Hotels & Resorts, Inc.	159,538	2,193,648
Prologis, Inc.	200,578	24,751,325
RLJ Lodging Trust	56	635
SBA Communications Corp., Class A	13,140	3,407,859
Simon Property Group, Inc.	226,456	27,648,013
		85,053,113
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	3,648	1,766,289
Kroger Co.	260,081	11,219,894
Walmart, Inc.	129,748	18,441,083
		31,427,266
Food Products — 2.1%
Archer-Daniels-Midland Co.	214,631	17,084,628
Hershey Co.	94,147	22,437,113
Kellogg Co.	38,211	2,519,633
Mondelez International, Inc., Class A	27,783	1,810,896
Tyson Foods, Inc., Class A	235,851	13,971,813
		57,824,083
Health Care Equipment & Supplies — 2.7%
Becton Dickinson and Co.	122,193	28,660,368
Boston Scientific Corp.(a)	521,438	24,361,584
IDEXX Laboratories, Inc.(a)	15,399	7,287,423
Medtronic PLC	165,569	13,709,113
		74,018,488
Health Care Providers & Services — 4.8%
Cigna Group	114,919	33,567,840
CVS Health Corp.	451,224	37,695,253
Elevance Health, Inc.	69,965	32,860,461
HealthEquity, Inc.(a)	57,484	3,746,232
UnitedHealth Group, Inc.	54,790	26,076,753
		133,946,539
Health Care Technology — 0.6%
Teladoc Health, Inc.(a)(b)	362,772	9,609,830
Veeva Systems, Inc., Class A(a)	34,832	5,770,269
		15,380,099
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment, Inc.(a)	168,877	8,572,196
Darden Restaurants, Inc.	30,876	4,414,959
International Game Technology PLC	23,619	627,321
McDonald’s Corp.	22,803	6,017,940
MGM Resorts International	40,973	1,762,249
Starbucks Corp.	18,628	1,901,733
Travel + Leisure Co.	407,012	17,074,153
Yum! Brands, Inc.	40,557	5,157,228
		45,527,779
Household Durables — 0.1%
TopBuild Corp.(a)	3,678	763,516
Whirlpool Corp.	20,220	2,789,956
		3,553,472
Household Products — 1.9%
Colgate-Palmolive Co.	443,740	32,526,142
Procter & Gamble Co.	154,496	21,252,470
		53,778,612
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	105,043	2,309,896
Insurance — 3.2%
Allstate Corp.	25,251	3,251,824
Security	Shares	Value
Insurance (continued)
American Financial Group, Inc.	4,404	$ 590,620
Aon PLC, Class A	5,545	1,685,957
Hartford Financial Services Group, Inc.	48,583	3,803,077
Marsh & McLennan Cos., Inc.	182,414	29,576,606
MetLife, Inc.	486,922	34,926,915
Travelers Cos., Inc.	78,305	14,495,822
		88,330,821
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(a)	532,771	47,981,356
Alphabet, Inc., Class C, NVS(a)	397,972	35,936,872
Match Group, Inc.(a)	38,808	1,607,427
Meta Platforms, Inc., Class A(a)	167,422	29,288,805
Pinterest, Inc., Class A(a)	213,073	5,350,263
Snap, Inc., Class A, NVS(a)	730,965	7,419,295
		127,584,018
Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.(a)	557,942	52,574,874
eBay, Inc.	394,453	18,105,393
		70,680,267
IT Services — 4.0%
Accenture PLC, Class A	27,935	7,418,139
Affirm Holdings, Inc., Class A(a)	45,248	616,278
Automatic Data Processing, Inc.	44,408	9,761,767
Cloudflare, Inc., Class A(a)	22,033	1,322,200
Cognizant Technology Solutions Corp., Class A	235,497	14,749,177
Gartner, Inc.(a)	10,029	3,287,606
Mastercard, Inc., Class A	67,889	24,120,283
Okta, Inc., Class A(a)	22,601	1,611,225
PayPal Holdings, Inc.(a)	335,103	24,663,581
Twilio, Inc., Class A(a)	19,365	1,301,522
Visa, Inc., Class A	105,025	23,099,199
		111,950,977
Life Sciences Tools & Services — 3.7%
Agilent Technologies, Inc.	250,410	35,550,708
Bruker Corp.	20,600	1,419,752
Danaher Corp.	125,455	31,053,876
PerkinElmer, Inc.	24,134	3,006,373
Syneos Health, Inc.(a)	41,901	1,685,258
Thermo Fisher Scientific, Inc.	53,258	28,853,054
		101,569,021
Machinery — 4.6%
Deere & Co.	99,613	41,761,754
Illinois Tool Works, Inc.	156,165	36,411,432
PACCAR, Inc.	213,128	15,387,842
Snap-on, Inc.	35,630	8,860,468
Timken Co.	114,515	9,785,307
Xylem, Inc.	148,168	15,209,445
		127,416,248
Media — 1.7%
Altice U.S.A., Inc., Class A(a)	81,436	322,487
Comcast Corp., Class A	415,439	15,441,868
Fox Corp., Class A, NVS	923,776	32,350,635
Fox Corp., Class B	11,766	379,453
		48,494,443
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	4,380	1,085,539
Steel Dynamics, Inc.	33,117	4,176,385
		5,261,924

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities — 1.1%
CMS Energy Corp.	28,618	$ 1,687,603
DTE Energy Co.	255,421	28,022,238
		29,709,841
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	297,396	47,812,355
EOG Resources, Inc.	85,600	9,674,512
Exxon Mobil Corp.	129,309	14,212,352
Marathon Petroleum Corp.	178,788	22,098,197
Ovintiv, Inc.	14,285	610,970
Valero Energy Corp.	28,621	3,770,244
Williams Cos., Inc.	59,810	1,800,281
		99,978,911
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	240,943	16,615,429
Eli Lilly & Co.	86,131	26,805,690
Johnson & Johnson	49,666	7,611,811
Merck & Co., Inc.	51,183	5,437,682
Pfizer, Inc.	329,075	13,350,573
		69,821,185
Professional Services — 0.1%
KBR, Inc.	48,026	2,646,713
Road & Rail — 0.1%
Lyft, Inc., Class A(a)(b)	181,949	1,819,490
Ryder System, Inc.	9,946	973,813
Schneider National, Inc., Class B	50,703	1,422,726
		4,216,029
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(a)	121,293	9,531,204
Analog Devices, Inc.	222,423	40,807,948
Applied Materials, Inc.	62,725	7,285,509
Cirrus Logic, Inc.(a)	27,424	2,817,816
Enphase Energy, Inc.(a)	27,928	5,879,682
Intel Corp.	612,961	15,281,117
MaxLinear, Inc.(a)	20,486	700,826
NVIDIA Corp.	179,364	41,641,146
Silicon Laboratories, Inc.(a)	47,966	8,563,370
		132,508,618
Software — 10.3%
Adobe, Inc.(a)	86,204	27,925,786
ANSYS, Inc.(a)	1,102	334,578
Autodesk, Inc.(a)	5,629	1,118,426
BILL Holdings, Inc.(a)(b)	31,034	2,626,407
Box, Inc., Class A(a)	26,568	886,043
Cadence Design Systems, Inc.(a)	31,203	6,020,307
Ceridian HCM Holding, Inc.(a)	24,502	1,786,931
DocuSign, Inc.(a)	14,782	906,876
HubSpot, Inc.(a)	9,179	3,550,988
InterDigital, Inc.	7	511
Intuit, Inc.	59,999	24,430,393
Manhattan Associates, Inc.(a)	60,883	8,751,931
Microsoft Corp.	560,005	139,676,447
Paycom Software, Inc.(a)	3,625	1,047,843
Paylocity Holding Corp.(a)	9,322	1,795,510
Rapid7, Inc.(a)	8,934	422,578
RingCentral, Inc., Class A(a)	167,284	5,527,063
Salesforce, Inc.(a)	151,597	24,802,785
Security	Shares	Value
Software (continued)
ServiceNow, Inc.(a)	37,425	$ 16,173,962
Splunk, Inc.(a)	19,848	2,034,420
Synopsys, Inc.(a)	2,414	878,117
Tenable Holdings, Inc.(a)	15,825	699,940
Unity Software, Inc.(a)	20,017	609,317
VMware, Inc., Class A(a)	15,536	1,710,980
Workday, Inc., Class A(a)	69,716	12,930,227
		286,648,366
Specialty Retail — 4.0%
AutoNation, Inc.(a)	34,227	4,672,328
Best Buy Co., Inc.	46,112	3,832,368
Carvana Co., Class A(a)(b)	102,567	966,181
Home Depot, Inc.	114,699	34,012,842
Lowe’s Cos., Inc.	147,679	30,384,954
Penske Automotive Group, Inc.(b)	9,748	1,405,174
TJX Cos., Inc.	460,833	35,299,808
		110,573,655
Technology Hardware, Storage & Peripherals — 6.3%
Apple Inc.(b)	1,029,012	151,686,659
Dell Technologies, Inc., Class C	23,641	960,770
Hewlett Packard Enterprise Co.	1,011,382	15,787,673
HP, Inc.	178,757	5,276,907
		173,712,009
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.(a)	49,718	15,372,805
Ralph Lauren Corp., Class A	48,940	5,784,219
		21,157,024
Trading Companies & Distributors — 0.5%
SiteOne Landscape Supply, Inc.(a)(b)	43,868	6,507,379
WW Grainger, Inc.	9,644	6,446,339
		12,953,718
Wireless Telecommunication Services — 0.0%
United States Cellular Corp.(a)(b)	61,156	1,475,694
Total Long-Term Investments — 99.0% (Cost: $2,310,105,259)		2,745,762,149
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(c)(d)	23,198,794	23,198,794
SL Liquidity Series, LLC, Money Market Series, 4.75%(c)(d)(e)	11,075,977	11,079,300
Total Short-Term Securities — 1.2% (Cost: $34,271,683)		34,278,094
Total Investments — 100.2% (Cost: $2,344,376,942)		2,780,040,243
Liabilities in Excess of Other Assets — (0.2)%		(5,793,701)
Net Assets — 100.0%		$ 2,774,246,542
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 27,372,151	$ —	$ (4,173,357)(a)	$ —	$ —	$ 23,198,794	23,198,794	$ 493,174	$ —
SL Liquidity Series, LLC, Money Market Series	3,496,621	7,581,411(a)	—	(5,143)	6,411	11,079,300	11,075,977	29,359(b)	—
				$ (5,143)	$ 6,411	$ 34,278,094		$ 522,533	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Large Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	160	03/17/23	$ 31,804	$ 314,835
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,745,762,149	$ —	$ —	$ 2,745,762,149
Short-Term Securities
Money Market Funds	23,198,794	—	—	23,198,794
	$ 2,768,960,943	$ —	$ —	2,768,960,943
Investments valued at NAV(a)				11,079,300
				$ 2,780,040,243
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 314,835	$ —	$ —	$ 314,835
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s
4